Schedule of bank loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Oct. 09, 2025
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 33,107	$ 213,202
Interest Rate			15.00%
Less: Current portion	(18,378)	(188,950)
Total	14,729	24,252
United Overseas Bank Limited [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank		171,154
Repayment terms	Due monthly beginning in June 2022 to May 2026
Interest Rate	3.00%
Collateral/Guarantee	Guaranteed by the Company’s shareholders
DBS Bank Ltd [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 33,107	$ 42,048
Repayment terms	Due monthly beginning in March 2024 to Mar 2028
Interest Rate	7.75%
Collateral/Guarantee	Guaranteed by the Company’s shareholders